N-2 - USD ($)												12 Months Ended
		Feb. 27, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key		0001502573
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Apollo Senior Floating Rate Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Summary of Fund Expenses
The purpose of the following table and example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of borrowings in an amount equal to 33% of each Fund’s Managed Assets (after the leverage is incurred) and shows each Fund’s expenses as a percentage of net assets attributable to Common Shares. Each Fund’s actual expenses may vary from the estimated expenses shown in the table. The extent of each Fund’s assets attributable to leverage following an offering, and each Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Apollo Senior Floating Rate Fund Inc.

Shareholder Transaction Expenses	Percentage of Offering Price

Sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering Expenses borne by Common Shareholders (as a percentage of offering price) (1)	0.67%
Dividend Reinvestment Plan Fees (2)	None

(1)
If the Common Shares are sold to or through agents, a corresponding prospectus supplement will set forth any applicable sales load and the estimated offering expenses. Holders of Common Shares will pay all offering expenses involved with an offering.

(2)
There is no charge to participants for reinvesting dividends or capital gains distributions. Each Fund’s plan agent service fee for handling the reinvestment of such dividends and capital gains distributions will be paid by the Fund. Shareholders will bear a proportionate share of brokerage commissions on all open market purchases.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.67%
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares (6)

Investment management fee (3)	1.42%
Interest payments on borrowed funds (4)	2.40%
Other expenses (5)	0.74%

Total annual Fund expenses	4.56%

(3)
The Adviser receives a monthly management fee for its advisory services equal to an effective annual rate of 1.0% of the average daily value of each Fund’s Managed Assets assuming that the amount of leverage of 33% of each Fund’s Managed Assets is used. The amount of leverage used by a Fund may change over time. Each Fund’s historical use of leverage for the past 10 fiscal periods in shown in the table titled “Senior Securities” below.

(4)
Interest expense assumes that leverage represents 33% of each Fund’s Managed Assets and is charged at an interest rate pursuant to the terms of each Funds credit agreement. The types of leverage and terms of the respective credit agreements are included in Note
8-
Credit Agreements and Preferred Shares of this annual report.

(5)	“Other expenses” are based upon estimated amounts for the current fiscal year. Other expenses include amortized offering costs.
(6)
For purposes of the Fee Table, each Fund’s net assets have been calculated as Managed Assets less the principal amount of borrowings under the Amended Credit Facility. As of the date of this prospectus, each Fund does not have any preferred shares outstanding.

Management Fees [Percent]	[3],[4]	1.42%
Interest Expenses on Borrowings [Percent]	[3],[5]	2.40%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[6]	0.74%
Total Annual Expenses [Percent]	[3]	4.56%
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical expenses (including the sales load of $10.00, estimated offering expenses of this offering of $6.70 and the estimated costs of borrowings with the Fund utilizing leverage representing 33% of the Fund’s Managed Assets) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of 4.56% of net assets attributable to Common Shares and (2) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years

Apollo Senior Floating Rate Fund Inc.	$55	$147	$238	$472

Expense Example, Year 01		$ 55
Expense Example, Years 1 to 3		147
Expense Example, Years 1 to 5		238
Expense Example, Years 1 to 10		$ 472
Purpose of Fee Table , Note [Text Block]
The purpose of the following table and example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of borrowings in an amount equal to 33% of each Fund’s Managed Assets (after the leverage is incurred) and shows each Fund’s expenses as a percentage of net assets attributable to Common Shares. Each Fund’s actual expenses may vary from the estimated expenses shown in the table. The extent of each Fund’s assets attributable to leverage following an offering, and each Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other expenses” are based upon estimated amounts for the current fiscal year. Other expenses include amortized offering costs.
Management Fee not based on Net Assets, Note [Text Block]		The Adviser receives a monthly management fee for its advisory services equal to an effective annual rate of 1.0% of the average daily value of each Fund’s Managed Assets assuming that the amount of leverage of 33% of each Fund’s Managed Assets is used. The amount of leverage used by a Fund may change over time. Each Fund’s historical use of leverage for the past 10 fiscal periods in shown in the table titled “Senior Securities” below.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior Securities
The following tables set forth information regarding each Fund’s outstanding senior securities as of the end of the last ten fiscal periods, as applicable. Each Fund’s senior securities during this time period are comprised of borrowings that constitute “senior securities” as defined in the Investment Company Act. The information in this table for the fiscal years ended 2022, 2021, 2020, 2019 and 2018 has been audited by Deloitte & Touche LLP, independent registered public accounting firm.

Apollo Senior Floating Rate Fund Inc.

Year Ended	Total Debt Outstanding	Asset Coverage per $1,000 of Debt Outstanding (1)	Asset Coverage Per Share (2)	Average Market Value per Share (Excluding Debt Outstanding)	Type of Senior Security

December 31, 2022	$130,000,000	$2,700	N/A	N/A	Loan
December 31, 2021	$130,000,000	$2,971	N/A	N/A	Loan
December 31, 2020	$121,000,000	$3,079	N/A	N/A	Loan
December 31, 2019	$141,000,000	$2,871	N/A	N/A	Loan
December 31, 2018	$141,000,000	$2,804	N/A	N/A	Loan
December 31, 2017	$141,000,000	$2,972	N/A	N/A	Loan
December 31, 2016	$141,000,000	$2,995	N/A	N/A	Loan
December 31, 2015	$149,269,000	$2,765	N/A	N/A	Loan
December 31, 2014	$149,269,000	$2,909	N/A	N/A	Loan
December 31, 2013	$122,704,615	$3,676	$294,078	$20,000	Loan & Preferred Shares

(1)
Calculated by subtracting the Fund’s total liabilities (not including the Preferred Shares (if applicable) and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

(2)
Calculated by subtracting the Fund’s total liabilities (not including the Preferred Shares (if applicable) and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Preferred Shares outstanding.

Senior Securities Amount												$ 130,000,000	$ 130,000,000	$ 121,000,000	$ 141,000,000	$ 141,000,000	$ 141,000,000	$ 141,000,000	$ 149,269,000	$ 149,269,000	$ 122,704,615
Senior Securities Coverage per Unit	[7]											$ 2,700	$ 2,971	$ 3,079	$ 2,871	$ 2,804	$ 2,972	$ 2,995	$ 2,765	$ 2,909	$ 3,676
Senior Securities Involuntary Liquidating Preference per Unit	[8]																				294,078
Senior Securities Average Market Value per Unit																					$ 20,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes:
This section summarizes certain changes since December 31, 2021. This information may not reflect all of the changes that have occurred since you purchased shares of a Fund.
On June 9, 2022, shareholders of AFT voted to change AFT’s fundamental investment restriction with respect to loans. Effective as of June 9, 2022, AFT’s fundamental investment restriction with respect to loans is as follows:
AFT may not:
Make loans, except as permitted under the Investment Company Act, as interpreted or modified or otherwise permitted by regulatory authority having jurisdiction from time to time.
On November 15, 2022, the Board of AIF voted to remove the Fund’s non-fundamental policy not to invest more than 25% of the Fund’s managed assets in securities the Adviser considers to be illiquid.
Other than as set forth above, there have been no changes in investment policies not approved by shareholders since each Fund’s last annual report.
AFT — Investment Objective and Policies:
AFT’s investment objective is to seek current income and preservation of capital. AFT seeks to achieve its investment objective by investing primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders may also be used. Senior Loans are typically made to U.S. and, to a limited extent,
non-U.S.
corporations, partnerships and other business entities (“Borrower(s)”) that operate in various industries and geographical regions. AFT seeks to generate current income and preservation of capital through a disciplined approach to credit selection and under normal market conditions will invest at least 80% of its “managed assets” in floating rate Senior Loans and investments with similar economic characteristics. The Fund defines “managed assets” as the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to money borrowed or notes issued by the Fund) minus the sum of the Fund’s accrued liabilities, including accrued interest and accumulated dividends (other than liabilities for money borrowed or notes issued and the liquidation preference of preferred shares).
This 80% policy and AFT’s investment objective are not fundamental and may be changed by the board of directors of AFT with at least 60 days’ prior written notice provided to shareholders. Part of AFT’s investment objective is to seek preservation of capital. AFT’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AFT will achieve its investment objective.
The Fund seeks to achieve its investment objective by investing primarily in Senior Loans and investments with similar economic characteristics. Senior Loans hold a first lien priority and typically pay interest at rates that are determined periodically on the basis of a floating base lending rate, plus a premium. Borrowers may obtain Senior Loans to, among other reasons, refinance existing debt and for acquisitions, dividends, leveraged buyouts and general corporate purposes. The Fund generally targets investments in recently issued Senior Loans that have structural characteristics, including stronger lender protections, that are more favorable for investors. These Senior Loans provide a minimum coupon (called a “floor”) that helps protect the Fund’s income in falling or flat-rate environments. The Fund may also seek to gain exposure to Senior Loans by investing in swaps, including single name credit default swaps, single name loan credit default swaps, total return swaps, collateralized loan obligations (including synthetic collateralized loan obligations), reverse repurchase agreements and other similar transactions.
The Fund may invest in subordinated loans. The Fund may invest in distressed securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund. The Fund may invest in U.S. dollar and
non-U.S.
dollar denominated securities of issuers located anywhere in the world, and of issuers that operate in any industry.

The Fund may invest in debt securities of any maturity, including perpetual securities, and does not manage its portfolio seeking to maintain a targeted dollar-weighted average maturity level. Under normal market conditions, the Adviser expects to maintain an average duration of less than one year (including the effect of anticipated leverage).
The Fund currently utilizes leverage from a credit facility in furtherance of this investment strategy.
In seeking to achieve the Fund’s investment objective, the Adviser actively constructs and manages a portfolio of Senior Loans and other investments. The Adviser’s investment process is rigorous, proactive and continuous. Close monitoring of each investment in the portfolio provides foresight for making buy, sell and hold decisions. The Adviser utilizes what it believes to be a conservative approach that focuses on credit fundamentals, collateral coverage and structural seniority. The Adviser may also employ a sector analysis to assess industry trends and characteristics that may impact a Borrower’s potential future ability to generate cash, as well as profitability, asset values, financial needs and potential liabilities. The Adviser takes a disciplined approach to its credit investment selection process in which the credit ratings of a Borrower are evaluated but are not considered to be the sole or determinative factor of selection. The criteria used by the Adviser in credit selection may include an evaluation of whether a Senior Loan is adequately collateralized or over-collateralized and whether it is covered by sufficient earnings and cash flow to service the Borrower’s indebtedness on a timely basis. The Adviser expects to gain exposure to Borrowers across a broad range of industries and of varying characteristics and return profiles.
Similar to its investment in Senior Loans and other debt investments, the Adviser adheres to a disciplined approach with respect to the Fund’s investments in structured products, including collateralized loan obligations. The Adviser will seek to select structured products which are well-structured and collateralized by portfolios of primarily Senior Loans that the Adviser believes to be of sufficient quality, diversity and amount to support the structure and fully collateralize the tranche purchased by the Fund. Likewise, the Adviser will evaluate the creditworthiness of counterparties and the investment characteristics of reference assets when causing the Fund to enter into swaps or other derivative transactions.

Risk Factors [Table Text Block]
AFT Risk Factors:
General
. Investing in the common shares involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure its investments as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if, among other things, the value of the Fund’s investments decreases. The value of your common shares also will be affected by the Fund’s ability to successfully implement its investment strategy, as well as by market, economic and other conditions. As with any security, complete loss of your investment is possible.
Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn would generally lead to a higher non-payment
rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.
Market Risk
. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, may have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.
The rapid and global spread of
COVID-19
and associated variants, has resulted in volatility in the financial markets; periods of reduced liquidity; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the
COVID-19
pandemic may result in an economic downturn or recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the
COVID-19
pandemic as they may have less established health care systems and may be less able to control or mitigate the effects of the pandemic. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The
COVID-19
pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact performance. In addition, the outbreak of
COVID-19,
and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. Actual and threatened responses to such military action may impact the markets for certain commodities and various issuers and may likely have collateral impacts on markets globally. The extent and duration of the military action, resulting sanctions imposed and other punitive action taken and resulting future market disruptions, including declines in European stock markets and the value of Russian sovereign debt, cannot be easily predicted, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including escalating and more widespread military conflict, purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks may impact global economies and the Fund’s investments in various markets.
Senior Loans.
Senior Loans are subject to the risk of
non-payment
of scheduled interest or principal. Such
non-payment
would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment
of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.
There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the 1933 Act or registered under the Securities Exchange Act of 1934. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality, rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser.
In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Consolidated Schedules of Investments.
The Fund may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Fund would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Subordinated Loans Risk
. Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.
Below Investment Grade Securities Risk
. The Fund anticipates that it will invest the majority of its assets in Senior Loans, subordinated loans and other debt instruments that are rated below investment grade.
Non-investment
grade fixed income or convertible securities, often referred to as “junk bonds,” “leveraged loans” or “high yield” securities, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the Adviser believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment
grade debt securities and similar debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a high risk of default. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities and similar instruments often are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of Borrowers issuing such securities and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.
Covenant Lite Loan Risk
. Some of the loans or debt obligations in which the Fund may invest are “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund.
Credit Risk
. Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. While a senior position in the capital structure of a Borrower may provide some protection with respect to the Fund’s investments in Senior Loans, losses may still occur because the market value of Senior Loans is affected by the creditworthiness of Borrowers and by general economic and specific industry conditions. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that invests in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. In addition, the Fund may use credit derivatives that may expose it to additional risk in the event that the securities underlying the derivatives default.
Prepayment Risk
. During periods of declining interest rates, Borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, which may require the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“Call Protection”). An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Subordinated loans typically do not have Call Protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
Senior Loans are subject to prepayment risk and typically do not have Call Protection. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Senior Loan investors, among others. For these reasons, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.
Interest Rate Risk
. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed rate instruments generally rises. Conversely, during periods of rising interest rates, the market price of such instruments generally declines. The magnitude of these fluctuations in the market price of fixed rate credit instruments is generally greater for instruments with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. In addition, some credit instruments may allow an issuer to opt between LIBOR- or SOFR-based interest rates and interest rates based on bank prime rates, which may have an effect on the Fund’s net asset value. The Fund may utilize certain strategies, including investments in swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies, if utilized, will be successful.
Reference Rate Risk
. The Fund may invest in financial instruments that use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. The United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.
The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contract, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Liquidity Risk
. The Fund generally considers “illiquid securities” to be securities that cannot be sold within seven days in the ordinary course of business at approximately the value used by the Fund in determining its net asset value. The

Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell the securities if they were more widely-traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions.
Some Senior Loans are not readily marketable and may be subject to restrictions on resale. Senior Loans generally are not listed on any national securities exchange and no active trading market may exist for the Senior Loans in which the Fund may invest. When a secondary market exists, if at all, the market for some Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.
Distressed and Defaulted Securities Risk
. The Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund. Investment in these distressed securities is speculative and involves significant risks.
Leverage Risk
. The Fund uses leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage by issuing preferred shares and/or notes and it may also borrow funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share dividends, but also creates risks for common shareholders, including increased variability of the Fund’s net income, distributions and/or net asset value in relation to market changes. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s net asset value, which will be borne entirely by the Fund’s common shareholders. To the extent that the Fund makes investments in Senior Loans or other debt instruments structured with Interest Rate floors, the Fund will not realize additional income if rates increase to levels below the Interest Rate floor but the Fund’s cost of financing is expected to increase, resulting in the potential for a decrease in the level of income available for dividends or distributions made by the Fund. If the Fund issues preferred shares and/or notes or engages in other borrowings, it will have to pay dividends on its shares or interest on its notes or borrowings, which will increase expenses and may reduce the Fund’s return. These dividend payments or interest expenses (which will be borne entirely by common shareholders) may be greater than the Fund’s return on the underlying investments. The Fund’s leveraging strategy may not be successful.
Closed-End
Structure; Market Discount from Net Asset Value
. Shares of
closed-end
investment companies that trade in a secondary market frequently trade at market prices that are lower than their net asset values. This is commonly referred to as “trading at a discount.” As a result, the Fund is designed primarily for long-term investors. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether an investor will realize gains or losses upon the sale of the shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for the shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the shares will trade at, below or above net asset value. As with any security, complete loss of investment is possible.

Share Price [Table Text Block]
Price Range of Common Shares
The following tables set forth the high and low market prices for Common Shares of each Fund on the NYSE, for each full quarterly period within each Fund’s two most recent fiscal years, along with the corresponding NAV per share and discount or premium to NAV for each quotation.

Apollo Senior Floating Rate Fund Inc.

	Market Price		NAV		Premium/(Discount) to NAV
Period Ended	High	Low	High	Low	High	Low

December 31, 2022	$12.83	$12.18	$14.33	$14.31	(10.47)%	(14.88)%
September 30, 2022	$13.82	$12.44	$15.25	$14.36	(9.38)%	(13.37)%
June 30, 2022	$14.88	$12.68	$16.16	$14.87	(7.92)%	(14.73)%
March 31, 2022	$16.99	$14.29	$16.61	$15.98	2.29%	(10.58)%
December 31, 2021	$16.55	$15.80	$16.46	$16.68	0.55%	(5.28)%
September 30, 2021	$15.93	$15.11	$16.66	$16.66	(4.38)%	(9.30)%
June 30, 2021	$15.78	$14.91	$16.74	$16.37	(5.73)%	(8.92)%
March 31, 2021	$15.03	$14.30	$16.49	$16.15	(8.85)%	(11.46)%
December 31, 2020	$14.46	$12.57	$16.20	$15.44	(10.74)%	(18.59)%

Lowest Price or Bid			$ 12.18	$ 12.44	$ 12.68	$ 14.29	$ 15.8	$ 15.11	$ 14.91	$ 14.3	$ 12.57
Highest Price or Bid			12.83	13.82	14.88	16.99	16.55	15.93	15.78	15.03	14.46
Lowest Price or Bid, NAV			14.31	14.36	14.87	15.98	16.68	16.66	16.37	16.15	15.44
Highest Price or Bid, NAV			$ 14.33	$ 15.25	$ 16.16	$ 16.61	$ 16.46	$ 16.66	$ 16.74	$ 16.49	$ 16.2
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(10.47%)	(9.38%)	(7.92%)	2.29%	0.55%	(4.38%)	(5.73%)	(8.85%)	(10.74%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(14.88%)	(13.37%)	(14.73%)	(10.58%)	(5.28%)	(9.30%)	(8.92%)	(11.46%)	(18.59%)
Latest Share Price			$ 12.34
Latest Premium (Discount) to NAV [Percent]			(13.04%)
Latest NAV			$ 14.19
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 6. Common Shares
Common share transactions were as follows:

Apollo Senior Floating Rate Fund Inc.

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of the year	15,573,575	$295,515,991	15,573,061	$296,608,015
Common shares issued as reinvestment of dividends	—	—	514	8,416
Permanent differences reclassified (primarily non-deductible expenses)	—	—	—	—
Return of Capital	—	—	—	(1,100,440)

Common shares outstanding, end of the year	15,573,575	$295,515,991	15,573,575	$295,515,991

Apollo Tactical Income Fund Inc.

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of the year	14,464,026	$275,434,361	14,464,026	$275,624,471
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	—	—	—
Return of Capital	—	—	—	(190,110)

Common shares outstanding, end of the year	14,464,026	$275,434,361	14,464,026	$275,434,361

Dividends declared on common shares with a record date of January 1, 2022 or later through the date of this report were as follows:

Apollo Senior Floating Rate Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

January 14, 2022	January 21, 2022	January 24, 2022	January 31, 2022	$0.0800	$1,245,886	$1,245,886	—
February 4, 2022	February 16, 2022	February 17, 2022	February 28, 2022	$0.0800	$1,245,886	$1,245,886	—
March 11, 2022	March 22, 2022	March 23, 2022	March 31, 2022	$0.0800	$1,245,886	$1,245,886	—
April 11, 2022	April 20, 2022	April 21, 2022	April 29, 2022	$0.0800	$1,245,886	$1,245,886	—
May 5, 2022	May 19, 2022	May 20, 2022	May 31, 2022	$0.0850	$1,323,754	$1,323,754	—
June 8, 2022	June 21, 2022	June 22, 2022	June 30, 2022	$0.0850	$1,323,754	$1,323,754	—
July 5, 2022	July 20, 2022	July 21, 2022	July 29, 2022	$0.0920	$1,432,769	$1,432,769	—
August 12, 2022	August 22, 2022	August 23, 2022	August 31, 2022	$0.0920	$1,432,769	$1,432,769	—
September 9, 2022	September 21, 2022	September 22, 2022	September 30, 2022	$0.1020	$1,588,505	$1,588,505	—
October 7, 2022	October 20, 2022	October 21, 2022	October 31, 2022	$0.1050	$1,635,225	$1,635,225	—
November 10, 2022	November 18, 2022	November 21, 2022	November 30, 2022	$0.1050	$1,635,225	$1,635,225	—
December 7, 2022	December 20, 2022	December 21, 2022	December 30, 2022	$0.1080	$1,681,946	$1,681,946	—
January 11, 2023*	January 20, 2023	January 23, 2023	January 31, 2023	$0.1080	$1,681,946	$1,681,946	—
February 9, 2023*	February 17, 2023	February 21, 2023	February 28, 2023	$0.1130

* Declared subsequent to December 31, 2022

Outstanding Security, Authorized [Shares]			999,998,466
Outstanding Security, Held [Shares]			15,573,575
General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General
. Investing in the common shares involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure its investments as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if, among other things, the value of the Fund’s investments decreases. The value of your common shares also will be affected by the Fund’s ability to successfully implement its investment strategy, as well as by market, economic and other conditions. As with any security, complete loss of your investment is possible.
Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn would generally lead to a higher non-payment
rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, may have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.
The rapid and global spread of
COVID-19
and associated variants, has resulted in volatility in the financial markets; periods of reduced liquidity; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the
COVID-19
pandemic may result in an economic downturn or recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the
COVID-19
pandemic as they may have less established health care systems and may be less able to control or mitigate the effects of the pandemic. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The
COVID-19
pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact performance. In addition, the outbreak of
COVID-19,
and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. Actual and threatened responses to such military action may impact the markets for certain
		commodities and various issuers and may likely have collateral impacts on markets globally. The extent and duration of the military action, resulting sanctions imposed and other punitive action taken and resulting future market disruptions, including declines in European stock markets and the value of Russian sovereign debt, cannot be easily predicted, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including escalating and more widespread military conflict, purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks may impact global economies and the Fund’s investments in various markets.
Senior Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans.
Senior Loans are subject to the risk of
non-payment
of scheduled interest or principal. Such
non-payment
would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment
of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.
There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the 1933 Act or registered under the Securities Exchange Act of 1934. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality, rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser.
In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Consolidated Schedules of Investments.
The Fund may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Fund would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Subordinated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Loans Risk
		. Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.
Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Securities Risk
. The Fund anticipates that it will invest the majority of its assets in Senior Loans, subordinated loans and other debt instruments that are rated below investment grade.
Non-investment
grade fixed income or convertible securities, often referred to as “junk bonds,” “leveraged loans” or “high yield” securities, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the Adviser believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment
		grade debt securities and similar debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a high risk of default. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities and similar instruments often are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of Borrowers issuing such securities and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.
Covenant Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant Lite Loan Risk
		. Some of the loans or debt obligations in which the Fund may invest are “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
		. Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. While a senior position in the capital structure of a Borrower may provide some protection with respect to the Fund’s investments in Senior Loans, losses may still occur because the market value of Senior Loans is affected by the creditworthiness of Borrowers and by general economic and specific industry conditions. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that invests in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. In addition, the Fund may use credit derivatives that may expose it to additional risk in the event that the securities underlying the derivatives default.
Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
. During periods of declining interest rates, Borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, which may require the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“Call Protection”). An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Subordinated loans typically do not have Call Protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
Senior Loans are subject to prepayment risk and typically do not have Call Protection. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Senior Loan investors, among others. For these reasons, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
		. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed rate instruments generally rises. Conversely, during periods of rising interest rates, the market price of such instruments generally declines. The magnitude of these fluctuations in the market price of fixed rate credit instruments is generally greater for instruments with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. In addition, some credit instruments may allow an issuer to opt between LIBOR- or SOFR-based interest rates and interest rates based on bank prime rates, which may have an effect on the Fund’s net asset value. The Fund may utilize certain strategies, including investments in swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies, if utilized, will be successful.
Reference Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reference Rate Risk
. The Fund may invest in financial instruments that use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. The United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.
The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contract, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
. The Fund generally considers “illiquid securities” to be securities that cannot be sold within seven days in the ordinary course of business at approximately the value used by the Fund in determining its net asset value. The
Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell the securities if they were more widely-traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions.
Some Senior Loans are not readily marketable and may be subject to restrictions on resale. Senior Loans generally are not listed on any national securities exchange and no active trading market may exist for the Senior Loans in which the Fund may invest. When a secondary market exists, if at all, the market for some Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
		. The Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund. Investment in these distressed securities is speculative and involves significant risks.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
		. The Fund uses leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage by issuing preferred shares and/or notes and it may also borrow funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share dividends, but also creates risks for common shareholders, including increased variability of the Fund’s net income, distributions and/or net asset value in relation to market changes. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s net asset value, which will be borne entirely by the Fund’s common shareholders. To the extent that the Fund makes investments in Senior Loans or other debt instruments structured with Interest Rate floors, the Fund will not realize additional income if rates increase to levels below the Interest Rate floor but the Fund’s cost of financing is expected to increase, resulting in the potential for a decrease in the level of income available for dividends or distributions made by the Fund. If the Fund issues preferred shares and/or notes or engages in other borrowings, it will have to pay dividends on its shares or interest on its notes or borrowings, which will increase expenses and may reduce the Fund’s return. These dividend payments or interest expenses (which will be borne entirely by common shareholders) may be greater than the Fund’s return on the underlying investments. The Fund’s leveraging strategy may not be successful.
Closed-End Structure Market Discount from Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End
Structure; Market Discount from Net Asset Value
. Shares of
closed-end
		investment companies that trade in a secondary market frequently trade at market prices that are lower than their net asset values. This is commonly referred to as “trading at a discount.” As a result, the Fund is designed primarily for long-term investors. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether an investor will realize gains or losses upon the sale of the shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for the shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the shares will trade at, below or above net asset value. As with any security, complete loss of investment is possible.
Common Shareholders [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares

[1]	If the Common Shares are sold to or through agents, a corresponding prospectus supplement will set forth any applicable sales load and the estimated offering expenses. Holders of Common Shares will pay all offering expenses involved with an offering.
[2]	There is no charge to participants for reinvesting dividends or capital gains distributions. Each Fund’s plan agent service fee for handling the reinvestment of such dividends and capital gains distributions will be paid by the Fund. Shareholders will bear a proportionate share of brokerage commissions on all open market purchases.
[3]	For purposes of the Fee Table, each Fund’s net assets have been calculated as Managed Assets less the principal amount of borrowings under the Amended Credit Facility. As of the date of this prospectus, each Fund does not have any preferred shares outstanding.
[4]	The Adviser receives a monthly management fee for its advisory services equal to an effective annual rate of 1.0% of the average daily value of each Fund’s Managed Assets assuming that the amount of leverage of 33% of each Fund’s Managed Assets is used. The amount of leverage used by a Fund may change over time. Each Fund’s historical use of leverage for the past 10 fiscal periods in shown in the table titled “Senior Securities” below.
[5]	Interest expense assumes that leverage represents 33% of each Fund’s Managed Assets and is charged at an interest rate pursuant to the terms of each Funds credit agreement. The types of leverage and terms of the respective credit agreements are included in Note 8- Credit Agreements and Preferred Shares of this annual report.
[6]	“Other expenses” are based upon estimated amounts for the current fiscal year. Other expenses include amortized offering costs.
[7]	Calculated by subtracting the Fund’s total liabilities (not including the Preferred Shares (if applicable) and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.
[8]	Calculated by subtracting the Fund’s total liabilities (not including the Preferred Shares (if applicable) and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Preferred Shares outstanding.